STATEMENTS OF CASH FLOWS € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Cash flows provided by (used in) operating activities
Net loss for the period		€ (49,635)	€ (33,619)	€ (30,218)
Elimination of other non-cash, non-operating income and expenses
Depreciation, amortization and provisions		(1,288)	1,888	1,579
Deferred and current taxes		32
Tax credits		(3,302)	(7,654)	(4,297)
Cost of net debt		87	118	(5)
Share-based compensation expense		2,089	938	1,407
Exchange gains / losses		(5,198)	3,039
Fair value variation in the result		651	(1,791)
Other			41
Cash flows used in operations before tax, interest and changes in working capital		(56,565)	(37,041)	(31,534)
Decrease / (Increase) in operating and other receivables		(5,317)	(459)	1,780
Increase / (Decrease) in operating and other payables		(7,599)	(1,271)	2,974
Decrease / (Increase) in inventories		(72)	68	22
Tax credit received		7,957	8,424	3,897
Other	[1]	(1,231)	(2,853)	403
Tax, interest and changes in operating working capital		8,936	6,451	3,130
Net cash flows used in operating activities		(47,629)	(30,590)	(28,404)
Cash flows provided by (used in) investing activities
Purchases of property, plant and equipment and intangible assets		(534)	(292)	(136)
Disposals of property, plant and equipment and intangible assets		89		3
Decrease / (Increase) in short-term deposit accounts		(1,302)	(7,694)
Decrease / (Increase) in other noncurrent financial assets		(47)	(571)	(693)
Net cash flows used in investing activities		(1,793)	(8,557)	(826)
Cash flows provided by (used in) financing activities
Capital increase, net of transaction costs	[2]	25,475	101,782	8,654
Subscription of debt			9,979
Repayment of debt		(13)	(61)	(146)
Repayment of lease debt		(15)	(26)	(130)
Net cash flows provided by financing activities		25,447	111,674	8,378
Net decrease in cash and cash equivalents		(23,975)	72,527	(20,852)
Net cash and cash equivalents at beginning of period		105,687	35,840	56,692
Exchange gains / losses		4,841	(2,681)
Net cash and cash equivalents at end of period		€ 86,553	€ 105,687	€ 35,840

[1]	Including the decrease / (increase) of prepaid expenses for (€4.1) million, (€2.8) million, and €0.7 million for the years ended December 31, 2021, December 31, 2020, and December 31, 2019 respectively (see Note 8.2, “Other current assets and receivables”). For the year ended December 31, 2021 the increase in prepaid expenses is mainly offset by Abbott Payment for €2 million (see Note 6. “Other Non Current Assets”).
[2]	Including subscriptions to BSA share warrants for €49 thousand, €13 thousand, and €57 thousand for the period ended December 31, 2021, December 31, 2020, and December 31, 2019 respectively.